Employee Future Benefits (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 CAD ($) age	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of defined benefit plans [line items]
Administration expenses		$ 1			$ 2	$ 1
Weighted average duration of defined benefit obligation	14 years 4 months 24 days
Minimum
Disclosure of defined benefit plans [line items]
Employer contribution (as percent)				500.00%
Maximum
Disclosure of defined benefit plans [line items]
Employer contribution (as percent)				1000.00%
Registered
Disclosure of defined benefit plans [line items]
Administration expenses		1			2	1
Registered | Letter of credit
Disclosure of defined benefit plans [line items]
Letter of credit, posted	$ 89	89	$ 89	$ 89
Registered | Related parties [member]
Disclosure of defined benefit plans [line items]
Administration expenses		0			0
Supplemental Pension Plan
Disclosure of defined benefit plans [line items]
Administration expenses		0			0	0
Other
Disclosure of defined benefit plans [line items]
Maximum age disabled and retired members eligible for benefits			65	65
Administration expenses		$ 0			$ 0	$ 0